Events after the reporting year - Additional Information (Details) - Private Placement of Convertible Notes After Reporting Period - Notes - Purchasers $ / shares in Units, $ in Millions	Feb. 05, 2020 USD ($) $ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Secured borrowings | $	$ 250
Maturity date of notes	December 31, 2025
Interest rate of notes	5.00%
Initial conversion price | $ / shares	$ 12.25
Notes repurchase description	Holders of the Notes will have the right to require Farfetch to repurchase all or some of their Notes for cash at 100% (or 150%, in the event of a change in control, as defined in the Indenture) of their principal amount, plus all accrued and unpaid interest to, and including, the maturity date, upon the occurrence of certain corporate events, subject to certain conditions.
Redemption price percentage of notes if holder requires	100.00%
Redemption price percentage of notes if holder requires in the event of a change in control	150.00%
Notes redemption description	Farfetch may redeem all, but not less than all, of the Notes, at its option, four years after the closing date, but on or before the 35th scheduled trading day immediately preceding the maturity date, at a redemption price equal to 165% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, and excluding, the redemption date.
Redemption price percentage of notes by issuer	165.00%